9. Property, plant and equipment (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 ZHEJIANG TIANLAN CNY	Dec. 31, 2013 ZHEJIANG TIANLAN CNY	Dec. 31, 2014 ZHEJIANG JIAHUAN CNY	Dec. 31, 2013 ZHEJIANG JIAHUAN CNY
Office premises	$ 1,866	$ 1,866	47,091	47,092
Leasehold improvements	160	160
Furniture, fixtures and office equipment	637	627	9,629	8,511
Motor vehicles	155	155	3,682	3,258	1,124	1,125
Buildings					34,493	33,707
Plant and machineries			715	711	7,780	7,938
Office equipment					2,936	2,899
Construction in progress			50,245	437
Testing equipment	30	30
Gross	2,848	2,838	111,362	60,009	46,333	45,669
Less: Accumulated depreciation	(2,037)	(1,949)	(14,838)	(11,918)	(20,475)	(18,067)
Net	$ 811	$ 889	96,524	48,091	25,858	27,602